Financial Assets and Financial Liabilities - Schedule of Information About Maximum Exposure to Credit Risk Arising From Financial Assets (Detail) - Credit risk [member] - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Restricted cash (excluding cash on hand)	₽ 284	₽ 147
Cash deposits	320	1,074
Trade and other receivables	16,442	15,442
Other financial assets	370	382
Total	17,416	17,045
Promissory notes [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	0
Loans issued [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	354	368
Bonds [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	₽ 16	₽ 14